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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22440

ALTERNATIVE STRATEGIES FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, New York 11788

(Address of principal executive offices) (Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 - June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibits A through UU is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2014 with respect to which the Registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the Registrant cast its vote on the matter;

(h) How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the Registrant cast its vote for or against management.

Registrant: Alternative Strategies Fund								Item 1, Exhibit A
Investment Company Act file number:
Reporting Period: July 1, 2014 through June 30, 2015

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Hines Global REIT, Inc.	N/A	N/A	Septmber 19th, 2014	Annual	314700213: The election of Directors. (01) Jeffrey C. Hines, (02) Colin P. Shepherd (03), Charles M. Baughn, (04) Jack L. Farley, ()5) Thomas L. Mitchell, (06) John S. Moody, (07) Peter Shaper	Management	Y	FOR ALL	FOR ALL
2	Hines Global REIT, Inc.	N/A	N/A	Septmber 19th, 2014	Annual	314700213: Approval of the appointment of Deloitte & Touche LLP as independent registered public accounting firm for 2014	Management	Y	FOR	FOR
3	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 1) For the election of H. Michael Schwartz, Harold "Skip" Perry and Timothy S. Morris directors until the Annual Meeting of Stockholders of SmatStop Self Storage, Inc. to 2015 and until their successors are slected and qualified.	Management	Y	FOR ALL	FOR ALL
4	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 2.A. For approval of proposed amendments of the Charter removing certain NASAA-Mandated Limitations.	Management	Y	FOR	FOR
5	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 2.B. For approval of proposed amendments to the Charter to make revisions to enable the declaration and payment of a dividend of one class of stock to the holders of another class of stock	Management	Y	FOR	FOR
6	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 2.C. For approval of proposed amendments to the Charter removing provisions regarding the Maryland Business Combination Act and the Maryland Control Share Acquisition Act.	Management	Y	FOR	FOR
7	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 2.D. For approval of proposed amendment to the Charter to make revisions to enable the transfer of shares to prevent the possibility of a continuing violation of the ownership restrictions for REIT qualification.	Management	Y	FOR	FOR
8	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 3. For ratification of the appointment of CohnReznick LLP as our independent registered public accounting firm for the year ending December 31, 2014	Management	Y	FOR	FOR
9	Smart Shop Self Storage Inc.	N/A	N/A	November 10th, 2014	Annual	31050841025895: 4. To Approve an ajournment of the Annual Meeting to solicit additional proxies if necessary.	Management	Y	FOR	FOR
10	Prospect Capital Corporation	PSEC	74348T102	December 5th, 2014	Annual	503332733229: 1. A vote for the election of the following Nominees 1-01 William J. Gremp	Management	Y	FOR	FOR
11	Prospect Capital Corporation	PSEC	74348T102	December 5th, 2014	Annual	503332733229: 2- Authorize the Company, with the approval of its Board of Directors, to sell shares of its common stock (During the next 12 months) at a price below the Company's then current Net Asset Value per share in one or more offerings subject to certain conditions as set forth in the accompanying proxy statement.	Management	Y	FOR	FOR
12	Energy Transfer Partners, LP	ETP	29273R109	November 20, 2014	Special	239007074411: Approval of the second amended and restated Energy Transfer Partners, LP. 2008 Long Term Incentive Plan (As it has been amended from time to time, the "LTIP"), which, among other things, provides for an increase in the maximum number of common units recerved and available for delivery with respect to awards under the LTIP to 10,000,000 common units (The "LTIP" Proposal)	Management	Y	FOR	FOR
13	Energy Transfer Partners, LP	ETP	29273R109	November 20, 2014	Special	239007074411: Approval of the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the LTIP Proposal.	Management	Y	FOR	FOR
14	Griffin-American Healthcare REIT II, Inc.	N/A	N/A	November 28, 2014	Special	1. To consider and vote on a proposal to approve the issuance of shares of NorthStar common stock to the stockholders of Griffin-American Healthcare REIT II, Inc. a Maryland corporation ("Griffin-American"), and to the limited partners of Griffin-American Healthcare REIT II Holdings, LP., a Delaware limited partnership ("Griffin-American Operating Partnership"), pursuant to the Agreement and Plan of Merger, dates as of August 5, 2014, as it may be amended from time to time (the "merger agreement"), by and among Northstar, NRF Helathcasre Subsidiary, LLC, a Delaware limited liability company and directly and wholly owned subsidiary of NorthStar ("Merger Sub"), NRF OP Healthcare Subsidiary, LLC., a Delaware limited liability company and direct wholly owned subsidary of Merger Sub ("Partnership Merger Sub"). Griffin -American andand Griffin-American Operating Partnership (a copy of the merger agreement is attached as Annex A to the joint proxy statemnent/prospectus accompanying this notice)	Management	Y	FOR	FOR
15	Griffin-American Healthcare REIT II, Inc.	N/A	N/A	November 29, 2014	Special	2. to consider and vote on a proposal to adjourn the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the issuance of shares of NorthStar common stockholders to Griffin-American common stockholders and Griffin-American Operating Partnership limited partners (together, the " Griffin-American Holders") pursuant to the merger agreement.	Management	Y	FOR	FOR
16	PennantPark Investment Corporation	PNNT	708062104	February 3, 2015	Special	1662445492011600: To consider and vote upon a proposal to authorize flexibility for the Company, with the approval of the Company's Board of Directors, to sell shares of the Company's common stock (during the next 12 months) at a price below the then current net asset value per share, subject to certain limitations described in the joint proxy statement.	Management	Y	FOR	FOR
17	PennantPark Floating Rate Capital, Inc.	PFLT	70806A106	February 3,2015	Annual	6199088220779820: Election of Directors, Nominees 1. Marshall Brozost 2. Samuel L. Katz	Management	Y	FOR ALL	FOR ALL
18	PennantPark Floating Rate Capital, Inc.	PFLT	70806A106	February 3,2015	Annual	6199088220779820: To ratify the selection of McGladrey LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30,2015	Management	Y	FOR	FOR
19	PennantPark Investment Corporation	PNNT	708062104	February 3, 2015	Annual	247733613669001: Election of Directors: Nominees 01. Adam Bernstein 02. Jeffrey Flug	Management	Y	FOR ALL	FOR ALL
20	PennantPark Investment Corporation	PNNT	708062104	February 3, 2015	Annual	247733613669001:To ratify the selection of McGladrey LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30,2015	Management	Y	FOR	FOR
21	PennantPark Floating Rate Capital, Inc.	PFLT	70806A106	February 3,2015	Special	5551017898353298: To consider and vote upon a proposal to authorize flexibility for the Company, with the approval of the Company's Board of Directors, to sell shares of the Company's common stock (during the next 12 months) at a price below the then current net asset value per share, subject to certain limitations described in the joint proxy statement.	Management	Y	FOR	FOR
22	American Capital Agency Corp	AGNC	02503X105	April 21, 2015	Annual	7279213318732385: Election of Directors 01. Robert M Couch 02. Morris A. Davis 03. Randy E. Dobbs 04. Larry K. Harvey 05. Prue B. Larocca 06. Alvin N. Puryear 07. Malon Wilkus 08. John R. Erickson 09. Samuel A. Flax	Management	Y	FOR ALL	FOR ALL
23	Ares Capital Corporation	ARCC	04010L103	April 29, 2015	Annual	4603672995859328: Election of Directors: 01) Steve Bartlett* 02) Robert L. Rosen* 03) Bennett Rosenthal* * To elect the person (except as marked to the contrary) as a Class II director of the Company for a term of three years expiring in 2018, and until his successor is duly elected and qualifies.	Management	Y	FOR ALL	FOR ALL
24	Ares Capital Corporation	ARCC	04010L103	April 29, 2015	Annual	4603672995859328: To ratify the selction of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2015.	Management	Y	FOR	FOR
25	Ares Capital Corporation	ARCC	04010L103	April 29, 2015	Special	1815972426050487: To authorize the Company, with the approval of its Board of Directors, to sell or otherwise issue shares of its common stock at a price below its then current Net Asset Value per share subject to the limitations set forth in the proxy statement for the Special Meeting of Stockholders.	Management	Y	FOR	FOR
26	CYS Investments, Inc	CYS	12673A108	May 8th, 2015	Annual	9672640761833626: Election of Directors 01. Kevin E. Grant 02.Tanya S. Beder 03. Karen Hammond 04. Jeffrey P. Hughes 05. Stephen P. Jonas 06. Raymond A. Redlingshafer 07. Dale A. Reliss 08. James A. Stern 09. David A. Tyson PhD	Management	Y	FOR ALL	FOR ALL
27	CYS Investments, Inc	CYS	12673A108	May 8th, 2016	Annual	9672640761833626: Advisory vote to approve the compensation of the Company's named executive officers (" Proposal 2")	Management	Y	FOR	FOR
28	CYS Investments, Inc	CYS	12673A108	May 8th, 2017	Annual	9672640761833626: To consider and act upon a proposal to ratify, confirm, and approve the selection of Deloite & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015 (" Proposal 3")	Management	Y	FOR	FOR
29	Hatteras Financial Corp	HTS	41902R103	May 6, 2015	Annual	3105846170088317: Election of Directors: 01. Michael R. Hough 02. Benjamin M. Hough 03. David W. Berson 04. Ira G. Kawaller 05. Vicki McElreath 06. Jeffrey D. Miller 07. William V. Nutt, Jr. 08. Thomas D. Wren	Management	Y	FOR ALL	FOR ALL
30	Hatteras Financial Corp	HTS	41902R103	May 7, 2015	Annual	3105846170088317: To ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the year ending December 31, 2015	Management	Y	FOR	FOR
31	Hatteras Financial Corp	HTS	41902R103	May 8, 2015	Annual	3105846170088317: To approve, by non binding vote, executive compensation.	Management	Y	FOR	FOR
32	Hatteras Financial Corp	HTS	41902R103	May 9, 2015	Annual	3105846170088317: To approve the Hatteras Financial Corp. 2015 Equity Incentive Plan	Management	Y	FOR	FOR
33	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2015	Annual	3481244121306855:Election of Directors 01. David R. Bock 02. Alan L. Hainey 03. Steven R. Mumma 04. Douglas E. Neal 05. Steven G. Norcutt	Management	Y	FOR ALL	FOR ALL
34	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2015	Annual	3481244121306855:Adviory vote to approve named executive officer compensation	Management	Y	FOR	FOR
35	New York Mortgage Trust, Inc.	NYMT	649604501	May 14, 2015	Annual	3481244121306855: To consider and act upon a proposal to ratify, confirm and approve the selection of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015	Management	Y	FOR	FOR
36	Annaly Capital Management, Inc	NLY	35710409	May 21, 2015	Annual	1404604523029922:Election of Directors: 1a. Wellington J. Denahan 1b. Michael Haylon 01c. Donnell A. Segales	Management	Y	FOR ALL	FOR ALL
37	Annaly Capital Management, Inc	NLY	35710409	May 21, 2015	Annual	1404604523029922: The proposal to approve a non-binding advisory resolution on executive compensation	Management	Y	FOR	FOR
38	Annaly Capital Management, Inc	NLY	35710409	May 21, 2015	Annual	1404604523029922: Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for 2015	Management	Y	FOR	FOR
39	JavelinMortgage Investment Corp	JMI	47200B104	May 27, 2015	Annual	9131409877182088:Election of Directors 01. Scott J. Ulm 02. Jeffrey J. Zimmer 03. Daniel C. Staton 04.Marc H Bell 05. John C Chrystal 06. Thomas K Guba 07 Robert C. Hain 08. John P. Hollihan II 09. Stewart J. Paperin	Management	Y	FOR ALL	FOR ALL
40	JavelinMortgage Investment Corp	JMI	47200B104	May 27, 2015	Annual	9131409877182088: To ratify the appointment of Deloitte & Touche LLP as Javelin's independent registered certified public accountants for the fiscal year 2015.	Management	Y	FOR	FOR
41	JavelinMortgage Investment Corp	JMI	47200B104	May 27, 2015	Annual	9131409877182088:Advisory approval of Javelin's 2014 Executive Compensation	Management	Y	FOR	FOR
42	JavelinMortgage Investment Corp	JMI	47200B104	May 27, 2015	Annual	9131409877182088:Advisory approval of the frequency of future stockholder advisory votesrelating to Javelin's Executive Compensation.	Management	Y	1 year	1 year
43	Armour Residential REIT, Inc.	ARR	042315101	May 27, 2015	Annual	2544475926854124: 01. Scott J. Ulm 02. Jeffrey J. Zimmer 03. Daniel C. Staton 04.Marc H Bell 05. Carolyn Downey 06. Thomas K. Guba 07. Robert C. Hain 08. John P. Hollihan, III 09. Stewart J. Paperin	Management	Y	FOR ALL	FOR ALL
44	Armour Residential REIT, Inc.	ARR	042315101	May 27, 2015	Annual	2544475926854124: To ratify the appointment of Deloitte & Touche LLP as Armour's independent registered certified public accountants for the fiscal year 2015.	Management	Y	FOR	FOR
45	Armour Residential REIT, Inc.	ARR	042315101	May 27, 2015	Annual	2544475926854124: Advisory Approval of Armour's 2014 Executive Compensation	Management	Y	FOR	FOR
46	Armour Residential REIT, Inc.	ARR	042315101	May 27, 2015	Annual	2544475926854124: Advisory approval of the frequency of future stockholder advisory votesrelating to Armour's Executive Compensation.	Management	Y	1 year	1 year
47	Phillips Eddison Grocery Center REIT I	N/A	N/A	July 8, 2015	Annual	43040161178455: Election of Directors: 1. Jeffrey E. Edison 2. Leslie T Chao 3. Paul J. Massey, Jr. 4. Stephen R. Quazzo	Management	Y	FOR ALL	FOR ALL
48	Arlington Asset Investment Corp	AI	041356205	June 10, 2015	Annual	8163941188536812: Election of Directors 01. Eric F. Billings 02. Daniel J. Altobello 03. Daniel E. Berce 04. David W. Faeder 05. Peter A. Gallagher 06. Ralph S. Michael, III 07. Anthony P. Nader, III 08. J. Rock Tonkel, Jr.	Management	Y	FOR ALL	FOR ALL
49	Arlington Asset Investment Corp	AI	041356205	June 10, 2015	Annual	8163941188536812: To ratify the appointment of Pricewaterhouse Coopers LLP. ("PWC") as the Company's independent registered public accounting firm for 2015	Management	Y	FOR	FOR
50	Cushing MLP Total Return Fund	SRV	231631102	May 21, 2015	Annual	7415566472571766: Election of Directors: 1A.- 1. Edward N. McMillan 02. Jerry V. Swank	Management	Y	FOR ALL	FOR ALL
51	FS Investment Corporation	FSIC	302635107	June 22, 2015	Annual	3352408935182182: Election of Class B Directos 01. David J. Adelman 02. Thomas J. Gavina 03. Philip E. Hughes, Jr.	Management	Y	FOR ALL	FOR ALL
52	FS Investment Corporation	FSIC	302635107	June 22, 2015	Annual	3352408935182182: To authorize flexibility for the Company, with approval of the Company's board of directors, to offer and sell Shares during the 12 months following stockholder approval, at a price below the then current net asset value per share, subject to certain limitations described in the proxy statement.	Management	Y	FOR	FOR
53	Griffin Capital Essential Asset REIT II, Inc.	N/A	N/A	June 16, 2015	Annual	44050357307565:Election of Board of Directors 01 Kevin A. Shields 02. Michael J. Escalante 03. Gregory M. Cazel 04. Timothy J. Rohner 05. Samuel Tang	Management	Y	FOR ALL	FOR ALL
54	Griffin Capital Essential Asset REIT II, Inc.	N/A	N/A	June 16, 2015	Annual	44050357307565: For Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015	Management	Y	FOR	FOR
55	Griffin American Healthcare REIT III, Inc.	N/A	N/A	June 17, 2015	Annual	44030285200148: Election of Board of Directors 01 Jeffrey T. Hanson 02. Danny Prosky 03. Harold H. Greene 04. Gerald W. Robinson 05. J. Grayson Sanders	Management	Y	FOR ALL	FOR ALL
56	Griffin American Healthcare REIT III, Inc.	N/A	N/A	June 17, 2015	Annual	44030285200148: For Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2015	Management	Y	FOR	FOR
57	Markwest Energy Partners, L. P.	MWE	570759100	June 3, 2015	Annual	7969267564967077: Election of Board of Directors 01. Frank M. Semple 02. Donald D. Wolf 03. William A. Bruckmann III 05. Donald C. Hepperman 06. Randall J. Larson 07. Anne E. Fox Mounsey 08. William P. Nicoletti	Management	Y	FOR ALL	FOR ALL
58	Markwest Energy Partners, L. P.	MWE	570759100	June 3, 2015	Annual	7969267564967077: Ratification of Deliotte & Touche, LLP as the Partnership's independent registered public accountants for the fiscal year ending December 31, 2015	Management	Y	FOR	FOR
59	Pacific Office Properties	N/A	N/A	May 28, 2015	Annual	043236214694175: Election of Board of Directors 01 Jay H. Shidler 02. Michael W. Brennan	Management	Y	FOR ALL	FOR ALL
60	Pacific Office Properties	N/A	N/A	May 28, 2015	Annual	043236214694175: To ratify the appointment of Ernst & Young LLP as the Company's independent registered accounting firm for the fiscal year ending December 31, 2015.	Management	Y	FOR	FOR
61	Solar Capital LTD	SLRC	83413U100	June 11, 2015	Annual	1155949881844232: Election of Directors 01. Michael S. Gross 02. Leonard A. Potter	Management	Y	FOR ALL	FOR ALL
62	Solar Capital LTD	SLRC	83413U100	June 11, 2015	Annual	1155949881844232: To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	Management	Y	FOR	FOR
63	Solar Senior Capital, LTD	SUNS	83416M105	June 11, 2015	Annual	9440640454736016: Election of Director: 01. David S. Wachter	Management	Y	FOR	FOR
64	Solar Senior Capital, LTD	SUNS	83416M105	June 11, 2015	Annual	9440640454736016: To approve a proposal to authorize the Company to sell shares of its common stock at a price or prices below the Company's then current net asset value per share in one or more offerings, in each case subject to the approval of its board of directors and compliance with the conditions set forth in the proxy statement pertaining thereto (including without limitation, that the number of shares issued does not exceed 25% of the Company's then outstanding common stock immediately prior to each such offering).	Management	Y	FOR	FOR
65	Kayne Anderson Energy Total Return	KYE	48660P104	June 17, 2015	Annual	2173765939777130: Election of Class II Director for a term of three years: Kevin S. McCarthy	Management	Y	FOR	FOR
66	Kayne Anderson Energy Total Return	KYE	48660P104	June 17, 2015	Annual	2173765939777130: The ratification of the selection of PriceWaterhouseCoopers LLP. As the Company's independent registered public accounting firm for the fiscal year ending November 30, 2015	Management	Y	FOR	FOR
67	Kayne Anderson MLP Invest	KYN	486606106	June 17, 2015	Annual	6447872450004484: Election of Class II Director for a term of three years: Kevin S. McCarthy	Management	Y	FOR	FOR
68	Kayne Anderson MLP Invest	KYN	486606106	June 17, 2015	Annual	6447872450004484: The ratification of the selection of PriceWaterhouseCoopers LLP. As the Company's independent registered public accounting firm for the fiscal year ending November 30, 2015	Management	Y	FOR	FOR
69	Industrial Income Trust, Inc.	N/A	N/A	June 25, 2015	Annual	2252692384542358: Ellection of Directors 1a. Marshall M. Burton 1b. Charles B. Duke 1c. Dwight L. Merriman III 1d. Stanley A. Moore 1e. Evans Zucker	Management	Y	FOR ALL	FOR ALL
70	Industrial Income Trust, Inc.	N/A	N/A	June 25, 2015	Annual	2252692384542358: Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year 2015	Management	Y	FOR	FOR
71	Phillips Edison Grocery Center REIT I	N/A	N/A	July 8th 2015	Annual	43040161047909: Election of Directors: 01. Jeffrey S. Edison 02. Leslie T. Chao 03.Paul J Massey, Jr. 04. Stephen R. Quazzo	Management	Y	FOR ALL	FOR ALL

SIGNATURES

See General Instruction F

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alternative Strategies Fund

By (Signature and Title)* /s/ Andrew Rogers

                                                Andrew B. Rogers, President

Date 7/14/2015

* Print the name and title of each signing officer under his or her signature.